Reportable Segments Regency Revenue (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenue from External Customer [Line Items]
Revenues	$ 12,607	$ 12,486	$ 12,063	$ 11,179	$ 11,313	$ 2,107	$ 1,875	$ 1,669	$ 48,335	$ 16,964	$ 8,190
Investment In Regency [Member]
Revenue from External Customer [Line Items]
Revenues									2,521	2,000	1,434
Investment In Regency [Member] | External Customers [Member]
Revenue from External Customer [Line Items]
Revenues									2,404	1,986	1,426
Investment In Regency [Member] | Intersegment [Member]
Revenue from External Customer [Line Items]
Revenues									117	14	8
Investment In Regency [Member] | Gathering And Processing [Member]
Revenue from External Customer [Line Items]
Revenues									2,287	1,797	1,226
Investment In Regency [Member] | Natural Gas Transportation [Member]
Revenue from External Customer [Line Items]
Revenues									1	1	1
Investment In Regency [Member] | Contract Services [Member]
Revenue from External Customer [Line Items]
Revenues									215	183	190
Investment In Regency [Member] | Corporate and Other [Member]
Revenue from External Customer [Line Items]
Revenues									$ 18	$ 19	$ 17